Reporting entity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reporting entity [Abstract]
Ownership of Shinhan Financial Group and its material consolidated subsidiaries

1.	Reporting entity

Shinhan Financial Group Co., Ltd., the controlling company, and its subsidiaries included in consolidation (collectively the “Group”) are summarized as follows:

(a)	Controlling company

Shinhan Financial Group Co., Ltd. (the “Shinhan Financial Group”), a controlling company, was incorporated on September 1, 2001 for the main purposes of Shinhan Bank, Shinhan Securities Co., Ltd., Shinhan Capital Co., Ltd., and Shinhan BNP Asset Management Co., Ltd. with a stock transfer. The total capital stock amounted to ~~W~~1,461,721 million. Also, Shinhan Financial Group’s shares has been listed on the Korea Exchange since September 10, 2001 and Shinhan Financial Group’s American Depositary Shares were listed on the New York Stock Exchange since September 16, 2003.

(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2018 and 2019 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2018	2019
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Investment Corp. (*2)	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Orange Life Insurance Co., Ltd. (*3)	”	”	—	59.2
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank (*4)	”	”	71.9	75.3
”	Shinhan Credit Information Co., Ltd.	”	”	100.0	100.0
”	Shinhan Alternative Investment Management Inc.	”	”	100.0	100.0
”	Shinhan BNP Paribas Asset Management Co., Ltd.	”	”	65.0	65.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Asia Trust Co., Ltd. (*5)	”	”	—	60.0
”	Shinhan AITAS Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan AI Co., Ltd. (*6)	”	”	—	100.0
Shinhan Bank	Shinhan Asia Limited	Hong Kong	”	99.9	99.9
”	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Bank Cambodia	Cambodia	”	97.5	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	December 31	100.0	100.0
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd.	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
Shinhan Card Co., Ltd.	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	100.0
”	PT. Shinhan Indo Finance	Indonesia	”	50.0	50.0
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
”	Shinhan Vietnam Finance (*7)	Vietnam	”	—	100.0
Shinhan Investment Corp.	Shinhan Investment Corp. USA Inc.	USA	”	100.0	100.0
”	Shinhan Investment Corp. Asia Ltd.	Hong Kong	”	100.0	100.0
”	SHINHAN SECURITIES VIETNAM CO., LTD	Vietnam	”	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
PT Shinhan Sekuritas Indonesia	PT. Shinhan Asset Management Indonesia	”	”	75.0	75.0
Shinhan BNP Paribas Asset Management Co., Ltd.	Shinhan BNP Paribas Asset Management (Hong Kong) Limited	Hong Kong	”	100.0	100.0
Shinhan DS	SHINHAN DS VIETNAM CO., LTD.	Vietnam	”	100.0	100.0

(*1)

Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*2)	The controlling company has participated in issuing additional shares of Shinhan Investment Corp. amounting to ~~W~~660 billion for the year ended December 31, 2019.

(*3)

The Group entered into a share purchase agreement to acquire a 59.15% stake in Orange Life Insurance Co., Ltd. for the years ended December 31, 2018, and the effective stake increased to 60.24% due to the acquisition of treasury shares by Orange Life Insurance Co. Ltd. for the years ended December 31, 2019.

(*4)	The Group purchased 1,100,000 shares of Jeju Bank from the Group’s largest shareholder, the National Pension Service for the year ended December 31, 2019.

(*5)	The Group acquired 60.00% stake in Asia Trust Co., Ltd. for the year ended December 31, 2019.

(*6)

Shinhan AI Co., Ltd. is a subsidiary newly invested for the year ended December 31, 2019. The controlling company has participated in issuing additional shares of Shinhan AI Co., Ltd. shares amounting to ~~W~~40 billion.

(*7)	The Group acquired 100% stake in Vietnam-based Prudential Vietnam Finance Co., Ltd. for the year ended December 31, 2019 and changed the name of corporate to Shinhan Vietnam Finance Co., Ltd.

(c)	Consolidated structured entities

Consolidated structured entities are as follows:

Category	Consolidated structured entities	Description

Trust	18 trusts managed by Shinhan Bank including development trust	A trust is consolidated when the Group as a trustee is exposed to variable returns, for example, if principle or interest amounts of the entrusted properties falls below guaranteed amount, the Group should compensate it; and the Group has the ability to affect those returns.

Asset-Backed Securitization	MPC Yulchon Green I and 196 others	An entity for asset backed securitization is consolidated when the Group has the ability to dispose assets or change the conditions of the assets, is exposed to variable returns and has the ability to affect the variable returns providing credit enhancement and purchases of subordinated securities.

Structured Financing	SHPE Holdings One Co., Ltd.	An entity established for structured financing relating to real estate, shipping, or mergers and acquisitions is consolidated, when the Group has granted credit to the entity, has sole decision-making authority of these entities due to the entities default, and is exposed to, or has rights to related variable returns.

Investment Fund	KoFC Shinhan Frontier Champ 2010-4 PEF and 111 others	An investment fund is consolidated, when the Group manages or invests assets of the investment funds on behalf of other investors, or has the ability to dismiss the manager of the investment funds, and is exposed to, or has rights to, the variable returns.

(*)	The Group provides ABCP credit contribution (purchase agreements) of ~~W~~3,901,421 million for the purpose of credit enhancement of structured companies.